INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory, Net [Abstract]
Raw materials	$ 4,141	$ 3,064
Work-in-progress	4,467	2,537
Finished goods	880	534
Total inventories	9,488	6,135
Inventory write-offs	$ 80	$ 80	$ 49